Revenues (Details) - Schedule of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues (Details) - Schedule of Revenues [Line Items]
Total revenue	$ 56,314	$ 43,633	$ 10,493
Consumables [Member]
Revenues (Details) - Schedule of Revenues [Line Items]
Total revenue	7,795	5,487	1,631
Support services [Member]
Revenues (Details) - Schedule of Revenues [Line Items]
Total revenue	4,590	3,217	1,117
Sales of systems [Member]
Revenues (Details) - Schedule of Revenues [Line Items]
Total revenue	43,929	34,929	7,250
Research and development services [Member]
Revenues (Details) - Schedule of Revenues [Line Items]
Total revenue			$ 495